Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
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Deferred Tax Assets and Liabilities
22	DEFERRED TAX ASSETS AND LIABILITIES
The analysis of deferred tax assets and liabilities are as follows:

	As of	As of
	December 31, 2019	December 31, 2018
	Million	Million
Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	3,519	2,982
- Deferred tax asset to be recovered within 12 months	29,109	26,672

	32,628	29,654

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(857)	(598)
- Deferred tax liabilities to be settled within 12 months	(531)	(224)

	(1,388)	(822)

Deferred tax assets and liabilities recognized and the movements during 2019

	As of December 31, 2018 (As previously reported)	Changes in accounting policies (Note 3)	As of January 1, 2019 (As restated)	(Charged)/ credited to profit or loss	Charged to other comprehensive income	Exchange differences	As of December 31, 2019
	Million	Million	Million	Million	Million	Million	Million
Net deferred tax assets after offsetting:
Write-down of obsolete inventories	75	—	75	(62)	—	—	13
Depreciation, write-off and impairment of property, plant and equipment	5,289	—	5,289	833	—	—	6,122
Accrued expenses and others	17,715	—	17,715	1,003	—	—	18,718
Deferred revenue from Reward Program	5,784	—	5,784	(299)	—	—	5,485
Credit impairment losses	1,458	—	1,458	179	—	—	1,637
Recognition of right-of-use assets and lease liabilities	—	488	488	281	—	—	769
Change in value of financial assets at FVOCI	(6)	—	(6)	—	(1)	—	(7)
Contract asset, contract liability and contract cost relating to customer contract	(661)	—	(661)	552	—	—	(109)

	29,654	488	30,142	2,487	(1)	—	32,628

Net deferred tax liabilities after offsetting:
Depreciation of property, plant and equipment	(1,117)	—	(1,117)	(1,152)	—	(13)	(2,282)
Recognition of right-of-use assets and lease liabilities	—	16	16	45	—	—	61
Deferred revenue from Reward Program	157	—	157	109	—	—	266
Accrued expenses and others	138	—	138	427	—	2	567

	(822)	16	(806)	(571)	—	(11)	(1,388)

Total	28,832	504	29,336	1,916	(1)	(11)	31,240

Deferred tax assets and liabilities recognized and the movements during 2018

	As of January 1, 2018	(Charged)/ credited to profit or loss	Charged to other comprehensive income	Exchange differences	As of December 31, 2018
	Million	Million	Million	Million	Million
Net deferred tax assets after offsetting:
Write-down of obsolete inventories	120	(45)	—	—	75
Depreciation, write-off and impairment of property, plant and equipment	7,082	(1,793)	—	—	5,289
Accrued expenses and others	18,934	(1,219)	—	—	17,715
Deferred revenue from Reward Program	5,943	(159)	—	—	5,784
Credit impairment losses	1,294	164	—	—	1,458
Change in value of financial assets at FVOCI	(6)	—	—	—	(6)
Contract asset, contract liability and contract cost relating to customer contract	(2,879)	2,218	—	—	(661)

	30,488	(834)	—	—	29,654

Net deferred tax liabilities after offsetting:
Depreciation of property, plant and equipment	(362)	(736)	—	(19)	(1,117)
Others	—	296	—	(1)	295

	(362)	(440)	—	(20)	(822)

Total	30,126	(1,274)	—	(20)	28,832

Deferred tax assets are recognized for deductible temporary differences and tax losses carry-forwards only to the extent that the realization of the related tax benefit through future taxable profits is probable. Certain subsidiaries of the Group did not recognize deferred tax assets of RMB8,677 million (2018: RMB6,476 million) in respect of deductible temporary differences and tax losses amounting to RMB42,469 million (2018: RMB29,026 million) that can be carried forward against future taxable income as of December 31, 2019. The deductible tax losses are allowed to be carried forward within next five years against the future taxable profits, while those of high-tech enterprises are allowed to be within next ten years.